Derivative instruments - Narrative (Details) gallon in Millions, $ in Millions, $ in Millions	Jun. 30, 2024 gallon	Mar. 31, 2024 CAD ($) gallon	Dec. 31, 2023 CAD ($) gallon	Dec. 31, 2023 USD ($) gallon	Sep. 30, 2023 CAD ($)	Jun. 30, 2023 CAD ($)	Mar. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)
Foreign exchange forward contracts
Disclosure of derivative instruments [Line Items]
Amount hedged per month			$ 43.0		$ 44.0	$ 44.0	$ 40.0
Fair value of hedged instrument				$ 3.2				$ 0.4
Foreign exchange forward contracts | Announcing Hedging Activity | Forecast
Disclosure of derivative instruments [Line Items]
Amount hedged per month		$ 43.0
Diesel Fuel Hedge Swap Contracts
Disclosure of derivative instruments [Line Items]
Fair value of hedged instrument				$ 1.1				$ 0.3
Number of gallons hedged per month | gallon			0.7	0.7
Diesel Fuel Hedge Swap Contracts | Announcing Hedging Activity | Forecast
Disclosure of derivative instruments [Line Items]
Number of gallons hedged per month | gallon	0.2	0.7